Average Annual Total Returns - FidelityPuritanFund-RetailPRO - FidelityPuritanFund-RetailPRO - Fidelity Puritan Fund	Oct. 29, 2022
Fidelity Puritan Fund | Return Before Taxes
Average Annual Return:
Past 1 year	18.94%
Past 5 years	14.62%
Past 10 years	12.36%
Fidelity Puritan Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	14.93%
Past 5 years	12.27%
Past 10 years	10.27%
Fidelity Puritan Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	12.95%
Past 5 years	11.10%
Past 10 years	9.52%
SP001
Average Annual Return:
Past 1 year	28.71%
Past 5 years	18.47%
Past 10 years	16.55%
F1298
Average Annual Return:
Past 1 year	15.86%
Past 5 years	12.62%
Past 10 years	11.14%